Exhibit 99.1

World Omni Auto Receivables Trust 2017-B

Monthly Servicer Certificate

October 31, 2017

Dates Covered
Collections Period	10/01/17 - 10/31/17
Interest Accrual Period	10/16/17 - 11/14/17
30/360 Days	30
Actual/360 Days	30
Distribution Date	11/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/17	622,609,144.75	25,274
Yield Supplement Overcollateralization Amount 09/30/17	35,467,647.01	0
Receivables Balance 09/30/17	658,076,791.76	25,274
Principal Payments	14,949,802.48	225
Defaulted Receivables	867,796.03	32
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/17	34,245,818.07	0
Pool Balance at 10/31/17	608,013,375.18	25,017

Pool Statistics	$ Amount	# of Accounts
Pool Factor	91.13%
Prepayment ABS Speed	1.00%
Aggregate Starting Principal Balance	704,748,719.14	25,981

Delinquent Receivables:
Past Due 31-60 days	3,123,722.06	144
Past Due 61-90 days	893,648.46	42
Past Due 91-120 days	207,620.60	8
Past Due 121+ days	0.00	0
Total	4,224,991.12	194

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.66%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.17%
Delinquency Trigger Occurred	NO

Recoveries	439,588.89
Aggregate Net Losses/(Gains) - October 2017	428,207.14
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.78%
Prior Net Losses Ratio	0.32%
Second Prior Net Losses Ratio	0.02%
Third Prior Net Losses Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.09%

Overcollateralization Target Amount	27,360,601.88
Actual Overcollateralization	11,617,903.80
Weighted Average APR	3.46%
Weighted Average APR, Yield Adjusted	5.60%
Weighted Average Remaining Term	64.84

Flow of Funds	$ Amount

Collections	17,221,715.03
Investment Earnings on Cash Accounts	13,344.52
Servicing Fee	(548,397.33)
Transfer to Collection Account	0.00
Available Funds	16,686,662.22

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	851,020.60
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	23,008.75
(5) Noteholders' Second Priority Principal Distributable Amount	4,194,729.07
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	11,617,903.80
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	16,686,662.22

Servicing Fee	548,397.33
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	649,030,000.00
Original Class B	11,650,000.00

Total Class A & B
Note Balance @ 10/16/17	612,208,104.25
Principal Paid	15,812,632.87
Note Balance @ 11/15/17	596,395,471.38

Class A-1
Note Balance @ 10/16/17	69,528,104.25
Principal Paid	15,812,632.87
Note Balance @ 11/15/17	53,715,471.38
Note Factor @ 11/15/17	45.5215859%

Class A-2a
Note Balance @ 10/16/17	125,000,000.00
Principal Paid	0.00
Note Balance @ 11/15/17	125,000,000.00
Note Factor @ 11/15/17	100.0000000%

Class A-2b
Note Balance @ 10/16/17	125,000,000.00
Principal Paid	0.0000000%
Note Balance @ 11/15/17	125,000,000.00
Note Factor @ 11/15/17	100.0000000%

Class A-3
Note Balance @ 10/16/17	229,000,000.00
Principal Paid	0.00
Note Balance @ 11/15/17	229,000,000.00
Note Factor @ 11/15/17	100.0000000%

Class A-4
Note Balance @ 10/16/17	52,030,000.00
Principal Paid	0.00
Note Balance @ 11/15/17	52,030,000.00
Note Factor @ 11/15/17	100.0000000%

Class B
Note Balance @ 10/16/17	11,650,000.00
Principal Paid	0.00
Note Balance @ 11/15/17	11,650,000.00
Note Factor @ 11/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	874,029.35
Total Principal Paid	15,812,632.87
Total Paid	16,686,662.22

Class A-1
Coupon	1.28000%
Interest Paid	74,163.31
Principal Paid	15,812,632.87
Total Paid to A-1 Holders	15,886,796.18

Class A-2a
Coupon	1.61000%
Interest Paid	167,708.33
Principal Paid	0.00
Total Paid to A-2a Holders	167,708.33

Class A-2b
One-Month Libor	1.23889%
Coupon	1.33889%
Interest Paid	139,467.71
Principal Paid	0.00
Total Paid to A-2b Holders	139,467.71

Class A-3
Coupon	1.95000%
Interest Paid	372,125.00
Principal Paid	0.00
Total Paid to A-3 Holders	372,125.00

Class A-4
Coupon	2.25000%
Interest Paid	97,556.25
Principal Paid	0.00
Total Paid to A-4 Holders	97,556.25

Class B
Coupon	2.37000%
Interest Paid	23,008.75
Principal Paid	0.00
Total Paid to B Holders	23,008.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.3229239
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.9338755
Total Distribution Amount	25.2567994

A-1 Interest Distribution Amount	0.6285026
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	134.0053633
Total A-1 Distribution Amount	134.6338659

A-2a Interest Distribution Amount	1.3416666
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	1.3416666

A-2b Interest Distribution Amount	1.1157417
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	1.1157417

A-3 Interest Distribution Amount	1.6250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6250000

A-4 Interest Distribution Amount	1.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8750000

B Interest Distribution Amount	1.9750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	265.28
Noteholders' Principal Distributable Amount	734.72

Account Balances	$ Amount

Reserve Account
Balance as of 10/16/17	1,664,191.04
Investment Earnings	1,331.67
Investment Earnings Paid	(1,331.67)
Deposit/(Withdrawal)	-
Balance as of 11/15/17	1,664,191.04
Change	-

Required Reserve Amount	1,664,191.04